CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS [Abstract]
Allowances for doubtful accounts (in dollars)	$ 10,877	$ 11,063
Statement [Line Items]
Ordinary share, par value (in dollars per share)	$ 0.00375	$ 0.00375
Ordinary share, authorized shares	250,000	250,000
Ordinary share, shares issued	38,314	45,444
Ordinary share, shares outstanding	38,148	39,778
Treasury shares	166	5,666